Risk management - Credit quality outstandings (Details) - ING Bank portfolio, outstandings [member] - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	€ 887,454	€ 853,930
Neither past due nor non-performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	863,506	831,340
Business lending past due but performing (1-90 days) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	7,831	7,747
Consumer lending past due but performing (1-90 days) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,619	3,367
Non-performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	€ 13,497	€ 11,477